Income taxes - Income tax reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Income tax expense at statutory rate	€ (418)	€ (294)	€ (434)
Permanent differences	149	146	76
Non-creditable withholding taxes	(44)	(38)	(66)
Income taxes for prior years	10	23	2
Effect of different tax rates of subsidiaries operating in other jurisdictions	(46)	(143)	(66)
Effect of deferred tax assets not recognized	(44)	(533)	(99)
Benefit arising from previously unrecognized deferred tax assets	81	25	2,646
Net (increase)/decrease in uncertain tax positions	(29)	(15)	9
Change in income tax rates	(27)	32	24
Income taxes on undistributed earnings	(12)	(23)	(59)
Total	€ (380)	(820)	€ 2,033
Finland
Deferred tax assets and liabilities
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Effect of deferred tax assets not recognized		€ (2,500)